RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Activities Related to the Restructuring	The following table summarizes the activities related to the restructuring for the year ended December 31, 2023:

2023
$
Expenses	1,426,487
Payments	(714,865)
Liability as of December 31, 2023	711,622